Intangible assets - Goodwill reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in goodwill:
Carrying value at beginning of period	$ 896	$ 890
Exchange differences	(7)	6
Reclassification as held for sale	(41)
Carrying value at end of period	$ 848	$ 896